Employee Stock Incentive Plans - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) shares ₨ / shares	Mar. 31, 2019 INR (₨) shares ₨ / shares	Mar. 31, 2018 INR (₨) shares ₨ / shares	Oct. 10, 2019 INR (₨)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock compensation expense recognized | ₨	₨ 1,262	₨ 1,938	₨ 1,347
Number based stock options granted			1,097,600
Financial liability | ₨	₨ 183,788	₨ 189,725		₨ 561
Employee stock option plans and restricted stock unit option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period description	two to four years
Weighted-average grant-date fair value of options granted | ₨ / shares	₨ 260.65	₨ 349.81	₨ 337.74
Weighted average share price of options exercised | ₨ / shares	₨ 267.04	₨ 325.85	₨ 303.44
Cash settled RSUs outstanding	4,721,388
Cash settled RSU financial liabilities | ₨	₨ 496
Employee stock option plans and restricted stock unit option [member] | Exercisable Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding	63,999
Cash settled RSU financial liabilities | ₨	₨ 15
Treasury shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares held in wipro equity reward trust	22,746,081	27,353,853	23,097,216
WSRUP 2007 Plan [member] | Performance based restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	2,461,500	1,567,000	1,097,600
WARSUP 2004 Plan [member] | Performance based restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	2,524,600	1,673,000	1,113,600